SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property and Equipment Annual Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer, peripheral equipment and software	15 - 33 (mainly 33 )
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options

Employees stock option plan:

	Year ended December 31,
	2012	2013	2014

Risk free interest rate	0.46%	0.81%	1.10%
Dividend yields	0%	0%	0%
Expected volatility	47%	44%	40%
Weighted average expected term from grant date (in years)	3.67	3.93	3.72